Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WP Trust
Entity Central Index Key	0001645192
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	IPS Strategic Capital Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	IPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about IPS Strategic Capital Absolute Return Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.investpsfunds.com. You can also request this information by contacting us at 1-866-959-9260.
Additional Information Phone Number	1-866-959-9260
Additional Information Website	www.investpsfunds.com
Expenses [Text Block]
What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
IPS Strategic Capital Absolute Return Fund	$79.33	1.51%

Expenses Paid, Amount	$ 79.33
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Fund's overall performance has been strong due to a combination of strategic options placement, risk management, and beta rebalancing. Over the 12-month period ended August 31, 2024, the Fund had strong performance, ranking in the top quartile of comparable funds.

Key strategies used to achieve these results include:

Treasury Bills and Box Spreads: IPS Strategic Capital, Inc. (the "Adviser") utilized higher interest rates on Treasury Bills and OCC-cleared box spreads to finance a synthetic portfolio of long calls and puts. This structure allowed the Fund to benefit from the prevailing interest rate environment while maintaining a flexible portfolio.

Positive Theta from Put Bear Spreads: Elevated VIX levels presented an opportunity for the Adviser to overwrite put bear spreads, which provided positive theta (time decay benefit) while simultaneously offering downside protection and a negative delta (hedging against market downturns). (VIX represents cost of options.)

Positive Gamma Portfolio: The Fund maintained a positive gamma, which enhanced its ability to participate in market rallies while reducing exposure during downturns. This flexibility allowed the portfolio to capitalize on market volatility more effectively than a static strategy. (Gamma represents how the profit/loss of the portfolio will reduce risk in a down market and increase market participation in an up market. Gamma is the mechanism that causes beta to rise in up markets and fall in down markets providing a perfect hedge to the portfolio.)

Beta Management: The Adviser actively managed the Fund's beta, increasing it during downtrends to capture rebounds and reducing it during uptrends to protect gains. This active rebalancing helped the Fund avoid the common pitfalls associated with traditional momentum strategies, providing a smoother performance trajectory. (Beta is the sensitivity of the portfolio to the general market. If the market is rising, you want your beta to rise. If the market is falling, you want your beta to fall.)

The successful implementation of these strategies resulted in the Fund outperforming its peer group, achieving top-quartile performance during the one-year period analyzed. By leveraging high interest rates, using creative options strategies, and actively managing beta, the portfolio manager maximized returns while effectively controlling risk. This approach allowed the Fund to capture more gains during market upswings and limit losses during downturns, demonstrating a well-rounded and highly effective investment strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception (04/15/2016)
IPS Strategic Capital Absolute Return Fund	19.73%	7.42%	6.30%
S&P 500® Index	27.14%	15.92%	14.69%

Performance Inception Date	Apr. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,142,588
Holdings Count | shares	50
Advisory Fees Paid, Amount	$ 257,610
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$53,142,588
Number of Portfolio Holdings	50
Portfolio Turnover Rate (%)	23%
Total Advisory Fees Paid ($)	$257,610

Holdings [Text Block]
What did the Fund invest in?
Sectors (% of net assets)

* Net Cash represents money market funds and other assets in excess of liabilities.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.investpsfunds.com.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-959-9260 and we will begin sending you separate copies of these materials within 30 days after we receive your request.